FAIR VALUE MEASUREMENTS (Details Narrative)				3 Months Ended	12 Months Ended
	Jan. 09, 2024 USD ($) $ / shares	Dec. 14, 2023 shares	Jan. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Global Partner Acquisition Corp II [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Proceeds from issuance initial public offering				$ 300,000,000	$ 300,000,000
Temporary equity aggregate amount of redemption requirement			$ 265,050,166
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Shareholders redeemed | shares			26,068,281
Temporary Equity, Redemption Price Per Share | $ / shares				$ 11.26	$ 11.12	$ 10.16
Redemption amount			$ 265,050,000
Temporary equity redemption price per shares | $ / shares	$ 11.05
Temporary equity aggregate amount of redemption requirement	$ 23,615,000
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | Subsequent Event [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary Equity, Redemption Price Per Share | $ / shares	$ 11.05
Stock issued during period value stock options exercised	$ 2,137,134
Accretion in value of Class A ordinary shares subject to possible redemption	23,615,331
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | Private Placement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary Equity, Redemption Price Per Share | $ / shares			$ 10.16
Stock issued during period value stock options exercised	$ 2,137,134
Global Partner Acquisition Corp II [Member] | Class A Ordinary Shares [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Temporary Equity, Redemption Price Per Share | $ / shares			$ 10.16
Stock issued during period value stock options exercised			$ 26,068,281
Accretion in value of Class A ordinary shares subject to possible redemption			$ 265,050,000
Stardust Power Inc [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Shareholders redeemed | shares		100,000
Stardust Power Inc [Member] | SAFE Note [Member] | Measurement Input Yield Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input				70.28	39.49
Stardust Power Inc [Member] | SAFE Note [Member] | Measurement Input, Discount Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Alternative investment, measurement input					20